Loans, financing, debentures and hedge derivative financial instruments - Summary of Changes in Loans, Debentures and Finance Leases (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Loans, debentures and finance leases, beginning	R$ 17,376,216	R$ 14,392,722	R$ 15,116,139
New loans and debentures with cash effect	1,462,220	3,591,624	2,105,737
Interest accrued	801,102	757,161	845,844
Principal payment	(2,922,214)	(2,795,002)	(2,644,704)
Interest payment	(749,043)	(740,853)	(1,469,780)
Monetary and exchange rate variation	800,749	2,048,688	296,441
Change in fair value	(229,657)	34,702	113,060
Hedge result	80,018	87,174
Reclassification to liabilities held for sale	(241,748)
Loans, debentures and finance leases, ending	R$ 16,377,643	R$ 17,376,216	R$ 14,392,722